Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	ALTENERGY ACQUISITION CORP.
Entity Central Index Key	0001852016
Entity Tax Identification Number	86-2157013
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6770
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	203
Local Phone Number	299-1400
Car Tech LLC [Member]
Document Information [Line Items]
Entity Registrant Name	Car Tech, LLC
Entity Tax Identification Number	81-2295193
Entity Incorporation, State or Country Code	AL
Entity Primary SIC Number	3714
Entity Address, Address Line One	600 Car Tech Drive
Entity Address, City or Town	Opelika
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36801
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Russell Stidolph
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	203
Local Phone Number	299-1400
Business Contact [Member] | Car Tech LLC [Member]
Document Information [Line Items]
Contact Personnel Name	SangHyo (Victor) Park
Entity Address, Address Line One	600 Car Tech Drive
Entity Address, City or Town	Opelika
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36801